STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

All references to common stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Common Stock

The Company is authorized to issue 500,000,000 shares of $0.0001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis. The Company had 495,454,546 and 437,735,093 shares of common stock issued and outstanding as of September 30, 2023, and December 31, 2022, respectively.

Holders of our common stock have no preemptive, redemption, conversion or subscription rights. No sinking fund provisions are applicable to our common stock. Upon liquidation, dissolution or winding-up, holders of our common stock are entitled to share in all assets remaining after payment of all liabilities and the liquidation preferences of any of our outstanding shares of preferred stock. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of our common stock are entitled to receive dividends, if any, as may be declared from time to time by our board of directors out of our assets which are legally available. Such dividends, if any, are payable in cash, in property or in shares of capital stock.

As part of the Private Dror founders claim settlement agreement (see Note 5), 330,952,906 shares of Common Stock were returned to the Private Dror in February 2023.

On August 14, 2023, as a result of the share exchange agreement and a round of private placement funding, the Company issued 388,672,359 shares of Common Stock. Pursuant to the terms of the Share Exchange, the Company raised $5,225,000 as part of a private placement funding, $5,025,000 the first closing on August 14, 2023 and an additional $200,000 from the second closing on September 13, 2023. The private placement investors received 186,363,631 shares of common stock and 2,886,364 shares of Series A Preferred Stock.

Transaction expenses relating to the private placement funding and for the Share Exchange totaled $571,796, are presented net of the Additional Paid-In Capital recorded as part of the private placement funding and the Share Exchange.

Preferred Stock

The Company is authorized to issue up to 12,500,000 shares of $0.0001 par value non-redeemable preferred stock with a stated value of $1.10 per share. As of December 31, 2022, 7,576,999 shares of Series A Preferred Stock were outstanding. During the third quarter of 2023, as a result of the private placement funding, 2,886,364 shares of Series A Preferred Stock were issued to investors.

The following is a summary of the principal terms of the Series A Preferred Stock as set forth in the Certificate of Designation.

Dividends

The holders of Series A Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of common stock, when and if actually paid.

Voting Rights

The shareholders of Series A Preferred Stock are entitled to vote with holders of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) on all matters that such holders of Common Stock are entitled to vote upon, in the same manner and with the same effect as the holders of Common Stock, voting together with the holders of Common Stock as a single class. Each share of Preferred Stock shall entitle the shareholder to cast that number of votes per share of Preferred Stock equal to the number of shares of Common Stock into which such share of Preferred Stock is convertible (after giving effect to certain limitations on conversion, as applicable). As long as any shares of Series A Preferred Stock are outstanding, we may not, without the approval of a majority of the then outstanding shares of Series A Preferred Stock (a) alter or change the powers, preferences or rights given to the Series A Preferred Stock, (b) alter or amend our amended and restated certificate of incorporation, the Series A Certificate of Designation, or our amended and restated bylaws in such a manner so as to materially adversely affect any rights given to the Series A Preferred Stock, (c) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a Liquidation (as defined below) senior to the Series A Preferred Stock, or (d) enter into any agreement to do any of the foregoing.

Liquidation

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the then holders of the Series A Preferred Stock are entitled to receive out of the assets available for distribution to stockholders of the Company the same amount that a holder of common stock would receive if the Series A Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to common stock which amounts shall be paid pari passu with all holders of common stock.

Conversion

The Series A Preferred Stock is convertible into common stock at any time at a conversion price of $0.011, or 100 shares of Common Stock for each share of Preferred A Stock, subject to adjustment for certain anti-dilution provisions set forth in the Series A Certificate of Designation. Upon conversion the shares of Series A Preferred Stock will resume the status of authorized but unissued shares of preferred stock of the Company.

On the trading day immediately following any day the Company is able to satisfy some or all of its reservation requirements pursuant to the Certificate of Designation, all, but not less than all, of the outstanding shares of Series A Preferred Stock for which common stock has been reserved will automatically convert, without any action on the part of the holder thereof and without payment of any additional consideration, into that number of shares of reserved common stock, determined by dividing the stated value of such share of Series A Preferred Stock by the Series A Conversion Price.

Warrants

On August 14, 2023, the Company issued warrants to purchase up to 489,834,426 shares of Common Stock to Private Dror shareholders in exchange for their outstanding warrants and warrants to purchase up to 456,818,176 shares of Common Stock to the private placement investors in respect of their investment, in addition to warrants to purchase up to 18,181,817 shares of Common Stock issued to private placement investors in a subsequent closing on September 13, 2023. The warrants expire five years from issuance and are exercisable at an exercise price of $0.033 per share. The warrants contain provisions that protect their holders against dilution by adjustment of the purchase price in certain events such as stock dividends, stock splits and other similar events.

If at the time of the warrant’s exercise there is no effective registration statement registering, or no current prospectus available for, the resale of the shares of common stock underlying the warrant, then the holder will have the right to exercise warrant by means of a cashless exercise. In addition, if (i) the volume-weighted average price of our common stock for 20 consecutive trading days is at least 300% of the exercise price of the warrants, (ii) the dollar trading volume of our common stock for each trading day within such 20-day trading period equals or exceeds $500,000, (iii) a registration statement providing for the resale of the private placement shares is effective and such registration statement has been effective for six (6) months, (iv) the holder of the warrant is not in possession of any information provided by the Company that constitutes material nonpublic information and (v) the Company has not breached any of the terms of the investment documents (regardless of if such breach has been cured), then the warrants may be redeemed at a price of $0.001 per warrant up to one-half, in the aggregate, of the warrants upon not less than 20 days’ prior written notice of redemption to each holder, subject to certain customary restrictions.

Equity Incentive Plan

Prior to the share exchange agreement, there were 179,579,481 Private Dror employee stock options that had been granted to two executives, a consultant and a director. As part of the share exchange agreement, the outstanding employee stock options are to be exchanged and the Company is required to issue new employee stock options under the Company’s 2023 Long-Term Incentive Plan with the same terms as the previously issued options. As the Company does not have enough available authorized shares underlying the options to be issued, the new employee stock options have not yet been issued. During the three and nine month periods ending September 30, 2023, the Company recorded share-based compensation expense of $2,516 and $12,636, respectively. During the three and nine month periods ending September 30, 2022, the Company recorded share-based compensation expense of $5,144 and $14,764, respectively. At the Share Exchange, there were $27,322 of unamortized share-based compensation expense in respect of the outstanding options.

Note 9 – Stockholders’ Equity

Share Capital

Share Capital at December 31, 2022 and 2021 consists of the following all with par value of NIS 0.01:

Class	Authorized	Issued and outstanding	USD value
Ordinary	1,476,321	124,156	$294
Series A-1	75,000	52,632	141
Series A-2	25,000	14,921	39
Series A-3	25,000	20,435	52
Series A-4	298,679	35,072	100
Series A-5	150,000	77,873	246
Total	2,050,000	325,089	$872

Issuances

During 2021, an investor exercised 3,512 warrants to purchase Preferred A-4 shares at $67.10 per share for total consideration of $235,655.

In December 2021, the Company completed a round of financing which included $3 million from new investors and the conversion of a $150 thousand loan that was signed in 2020 for a total of 77,783 Preferred A-5 shares, at an original issue price of $40.45 per share. As part of the A-5 round of financing the Company issued 9,271 Ordinary shares to an investor in respect of the waiver of certain terms from a prior investment agreement. In addition, the Company signed a twelve-month consulting agreement with an investor with compensation of 3,708 Ordinary shares and 5,098 warrants to purchase Preferred A-4 shares assigned from other investors.

Ordinary Shares

Ordinary Shares rights in the Company including, without limitation, the right to receive notices of Shareholders’ meetings, to attend and vote at Shareholders’ meetings, to participate in distribution of dividends and to participate in distribution of surplus assets and funds in liquidation of the Company, but excluding and subject to the special rights which are expressly attached only to the Preferred Shares.

Preferred Shares

The Preferred Shares confer on their holders all rights attached to the Ordinary Shares in the Company, and in addition bear the rights and restrictions below.

Each Preferred Share shall be convertible, at the option of the holder of such share, at any time after the date of issuance of such share, into such number of fully paid and non-assessable Ordinary Shares, initially on a one-to-one basis, and as such conversion ratio may be adjusted in accordance with the provisions of the Articles of Association. In addition, each of the Preferred Shares shall automatically be converted into fully paid and non-assessable Ordinary Shares, in the event of (a) a qualified IPO; or (b) both the holders of at least 66% of the issued Preferred A-5 Shares and the holders of at least 66% of the issued Preferred Shares, voting as a single class.

If the Company issues any new equity securities for a consideration per share that is less than the original issue price of the Preferred A-5 Shares, the original issue price of the Preferred A-5 Shares shall be adjusted on a full ratchet basis through the issuance of additional Preferred A-5 Shares to the Preferred A-5 Shareholders.

In the event of any liquidation, prior and in preference to any distribution of any of the Company’s assets to holders of other Securities, the holders of Preferred Shares shall be entitled to receive, pro-rata, in preference to all other shareholders, an amount per Preferred Share then held by them equal to the applicable Original Issue Price as defined in the share purchase agreements.

Prior to and in preference to the distribution of any distributable proceeds to the holders of any class or series of shares of the Company, each of the holders of Preferred Shares shall be entitled to receive for each Preferred Share held by it, an amount equal to 6% of the applicable original issue price per annum, compounded and calculated from December 6, 2021, until the date of distribution of such distributable proceeds, less any amount actually paid to such holder as a dividend preference, prior to such distribution and thereafter according to the all Shareholders pro rata to their shareholdings in the Company, (” Preferred dividend preference”).

As of December 31, 2022 and 2021, no dividends have been declared. Accrued preferred dividend preferences total $ 769,582 and $ 49,143 at December 31, 2022 and 2021, respectively.

Equity Incentive Plan

The Company’s board of directors adopted and approved the 2021 Equity Incentive Plan (the “2021 Plan”). Under the 2021 Plan, the Company may grant equity-based incentive awards, including options, restricted stock, and other stock-based awards, to any directors, employees, advisers, and consultants that provide services to the Company. The vesting period, term and exercise price will be determined at the time of the grant. An aggregate of up to 51,482 of the Company’s common stock are reserved for issuance under the 2021 Plan.

On December 6, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 41,755 Ordinary Shares to certain employees of the Company. The options have an exercise price of $14.15 per share with vesting terms of one third vesting on December 6, 2022, 2023 and 2024. There are additional accelerated vesting terms upon the achievement of certain milestones. The options will expire on December 6, 2031. The aggregate fair value of $57,675 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 101.82%, (iii) risk free rate of 1.21% (iv) dividend rate of zero, (v) stock price of $2.72, and (vi) exercise price of $14.15.

During June 2022, the Board of Directors approved the issuance of options to purchase an aggregate of 2,610 Ordinary Shares to a director of the Company. The options have an exercise price of $14.15 per share with vesting terms of one third vesting on June 1, 2023, 2024 and 2025. The options will expire on June 1, 2032. The aggregate fair value of $3,605 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 102.28%, (iii) risk free rate of 2.94% (iv) dividend rate of zero, (v) stock price of $2.72, and (vi) exercise price of $14.15.

The expense will be amortized over the respective vesting periods. The fair value of the Ordinary Shares of $2.72 used in the valuation of the share based compensation was based on a probability based model utilizing various potential scenarios.

The following table summarized the option activity for the year ended December 31, 2022 and 2021:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term (in years)	Value
Balance Outstanding, January 1, 2021	5,744	$152.78	1.05	$—
Granted	41,755	14.15	9.94	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Balance Outstanding, December 31, 2021	47,499	$30.91	8.74	—
Granted	2,610	14.15	9.42	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Expired	(5,744)	152.78	—	—
Balance Outstanding, December 31, 2022	44,365	$14.15	8.96	$—

Exercisable, December 31, 2022	13,918	$14.15	8.93	$—

Stock-based compensation expense for years ended December 31, 2022 and 2021 amounted to $19,908 and $1,414, respectively and was recorded as part of general and administrative expenses. The fair value of stock options that vested during the years ended December 31, 2022 and 2021 was $19,225 and $0, respectively. The weighted average grant date fair value for options granted during the years ended December 31, 2022 and 2021 was $1.38, using the Black Scholes valuation method.

As of December 31, 2022, there was $39,958 of unrecognized compensation cost related to non-vested share-based compensation, which will be amortized over a weighted average period of 1.96 years.

Warrants

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2021	142,427	$64.48	2.70	$15,486
Granted	5,098	67.10	4.00	—
Forfeited	(5,098)	—	—	—
Exercised	(3,512)	—	—	—
Expired	—	—	—	—
Balance Outstanding, December 31, 2021	138,915	$64.35	2.73	$15,486
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Balance Outstanding, December 31, 2022	138,915	$64.35	1.73	$13,263

Exercisable, December 31, 2022	138,915	$64.35	1.73	$13,263

The aggregate intrinsic value was calculated using the NIS 0.01 exercise price and the fair value of the underlying shares of $2.72. The aggregate intrinsic value relates to the ordinary warrants as the warrants to purchase Series A-4 Preferred Shares have no intrinsic value.